EARNINGS PER SHARE - Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 158,538	$ 148,891	$ 96,065
Weighted average number of shares for the purpose of basic earnings per share (in shares)	42,601	41,929	40,940
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	43,594	42,855	42,076
BASIC EARNINGS PER SHARE (in usd per share)	$ 3.72	$ 3.55	$ 2.35
DILUTED EARNINGS PER SHARE (in usd per share)	$ 3.64	$ 3.47	$ 2.28